UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—96.5%
COMMON STOCKS—96.5%
INDONESIA—96.5%
AUTOMOBILES—3.7%
4,331,610	Astra International Tbk PT(a)	$2,367,688

BANKS—17.2%
3,196,000	Bank Central Asia Tbk PT(a)	3,204,234
48,430,884	Bank OCBC NISP Tbk PT(b)	4,328,099
71,761,894	Bank Permata Tbk PT(a)	3,622,091
		11,154,424

BEVERAGES—3.0%
3,270,000	Multi Bintang Indonesia Tbk PT(a)	1,934,361

CAPITAL MARKETS—0.5%
1,361,100	Saratoga Investama Sedaya PT(b)	346,434

CONSTRUCTION MATERIALS—8.2%
32,792,300	Holcim Indonesia Tbk PT(a)	2,645,059
1,773,600	Indocement Tunggal Prakarsa Tbk PT(a)	2,637,217
		5,282,276

DISTRIBUTORS—12.2%
265,629	Jardine Cycle & Carriage Ltd.(a)(c)	7,887,472

DIVERSIFIED TELECOMMUNICATION SERVICES—7.8%
11,527,800	Telekomunikasi Indonesia Persero Tbk PT(a)	2,905,744
7,098,000	XL Axiata Tbk PT(a)(b)	2,139,935
		5,045,679

FOOD & STAPLES RETAILING—1.9%
14,945,000	Hero Supermarket Tbk PT(b)	1,205,969

FOOD PRODUCTS—9.2%
614,483	M.P. Evans Group PLC(d)	3,464,012
1,192,700	Petra Foods Ltd.	2,477,694
		5,941,706

GAS UTILITIES—0.9%
3,030,500	Perusahaan Gas Negara Persero Tbk PT(a)	597,347

HEALTH CARE PROVIDERS & SERVICES—1.0%
3,620,000	Mitra Keluarga Karyasehat Tbk PT(a)	661,998

HOUSEHOLD PRODUCTS—5.8%
1,150,800	Unilever Indonesia Tbk PT(a)	3,723,103

MACHINERY—2.2%
1,260,000	United Tractors Tbk PT(a)	1,453,407

MARINE—0.8%
40,282,047	Wintermar Offshore Marine Tbk PT(b)	513,399

METALS & MINING—1.9%
9,532,500	Vale Indonesia Tbk PT(a)(b)	1,255,156

MULTILINE RETAIL—2.2%
26,683,000	Ramayana Lestari Sentosa Tbk PT(a)	1,427,728

OIL, GAS & CONSUMABLE FUELS—1.2%
1,528,000	Indo Tambangraya Megah Tbk PT(a)	762,178

PERSONAL PRODUCTS—4.0%
2,165,800	Mandom Indonesia Tbk PT	2,621,500

See Notes to Portfolio of Investments.

Aberdeen Indonesia Fund, Inc.

PHARMACEUTICALS—2.1%
2,500,000	Merck Tbk PT(a)	$1,337,760

SPECIALTY RETAIL—2.7%
25,912,000	Ace Hardware Indonesia Tbk PT(a)	1,748,975

TEXTILES, APPAREL & LUXURY GOODS—3.8%
39,100,000	Sepatu Bata Tbk PT	2,476,923

TOBACCO—1.9%
166,400	Hanjaya Mandala Sampoerna Tbk PT(a)	1,234,142

TRADING COMPANIES & DISTRIBUTORS—2.3%
2,825,000	AKR Corporindo Tbk PT(a)	1,479,792
	Total Common Stocks	62,459,417
	Total Long-Term Investments—96.5% (cost $61,472,546)	62,459,417

SHORT-TERM INVESTMENT—0.2%
$136,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 03/31/2016, due 04/01/2016 repurchase price $136,000, collateralized by U.S. Treasury Note, maturing 01/31/2023; total market value of $141,925	136,000
	Total Short-Term Investment—0.2% (cost $136,000)	136,000
	Total Investments—96.7% (cost $61,608,546) (e)	62,595,417
	Other Assets in Excess of Liabilities—3.3%	2,125,051
	Net Assets—100.0%	$64,720,468

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Singapore listed security, but majority of the company’s business is conducted in Indonesia.
(d)	UK listed security, but majority of the company’s business is conducted in Indonesia.
(e)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2016

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2016

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$4,328,099	$6,826,325	$—	$11,154,424
Capital Markets	346,434	—	—	346,434
Food & Staples Retailing	1,205,969	—	—	1,205,969
Food Products	5,941,706	—	—	5,941,706
Marine	513,399	—	—	513,399
Personal Products	2,621,500	—	—	2,621,500
Textiles, Apparel & Luxury Goods	2,476,923	—	—	2,476,923
Other	—	38,199,062	—	38,199,062
Short-Term Investment	—	136,000	—	136,000
Total	$17,434,030	$45,161,387	$—	$62,595,417

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended March 31, 2016, securities issued by Petra Foods Ltd. and Wintermar Offshore Marine Tbk PT in the amounts of $2,477,694 and $513,399, respectively, transferred from Level 2 to Level 1 because there was no valuation factor applied at March 31, 2016. For the period ended March 31, 2016, there were no significant changes to the fair valuation methodologies.

Notes to Portfolio of Investments (unaudited)

March 31, 2016

b. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$61,608,546	$19,264,987	$(18,278,116)	$986,871

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 26, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 26, 2016